Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Dividends [Abstract]
Summary of dividends paid
	2018		2017		2016
	US$m		US$m		US$m
Rio Tinto plc previous year final dividend paid	2,446		1,725		1,443
Rio Tinto plc interim dividend paid	1,666		1,530		604
Rio Tinto Limited previous year final dividend paid	731		523		473
Rio Tinto Limited interim dividend paid	513		472		205
Dividends paid during the year	5,356		4,250		2,725

Dividends per share: paid during the year	307.0	c	235.0	c	152.5	c
Final dividends per share: proposed in the announcement of the results for the year	180.0c		180.0	c	125.0	c
Special dividends per share: proposed in the announcement of the results for the year	243.0c		-		-

Summary of dividends per share
	Dividends		Dividends		Dividends
	per share		per share		per share
	2018		2017		2016
Rio Tinto plc previous year final (pence)	129.43	p	100.56	p	74.21	p
Rio Tinto plc interim (pence)	96.82	p	83.13	p	33.80	p
Rio Tinto Limited previous year final – fully franked at 30% (Australian cents)	228.53	c	163.62	c	151.89	c
Rio Tinto Limited interim – fully franked at 30% (Australian cents)	170.84	c	137.72	c	59.13	c

Summary of number of shares dividend distributed
	Number	Number	Number
	of shares	of shares	of shares
	2018	2017	2016
	(millions)	(millions)	(millions)
Rio Tinto plc previous year final	1,334.8	1,374.6	1,373.9
Rio Tinto plc interim	1,308.4	1,366.1	1,374.4
Rio Tinto Limited previous year final	412.4	424.0	423.5
Rio Tinto Limited interim	412.4	424.0	424.0